RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands					1 Months Ended	12 Months Ended
	Apr. 15, 2021	Mar. 22, 2021	Jul. 08, 2020	Feb. 18, 2020	Feb. 29, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Common stock issued	1,300,000	31,000,000	21,898,400	44,000,000
Biomar Microbial Technologies [Member]
Related Party Transaction [Line Items]
Service charge						$ 38	$ 41	$ 35
Due from related party						15	4
Antonio Fernandez [Member] | Biomar Microbial Technologies [Member]
Related Party Transaction [Line Items]
Rent and building service costs						131	$ 153	$ 51
Axel Glassmacher [Member] | Cancer Drug Development Forum [Member]
Related Party Transaction [Line Items]
Membership fees						$ 8
Merck Sharp & Dohme Corp [Member]
Related Party Transaction [Line Items]
Common stock issued					7,661,000
Ownership percentage						4.60%